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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 4 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Portfolio, and Evergreen Select High Yield Bond Fund, for the quarter ended July 31, 2005. These 3 series have an April 30 fiscal year end. Evergreen International Bond Fund, for the quarter ended July 31, 2005. This series has an October 31 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.4%
FIXED-RATE 9.4%
FHLMC:
6.90%, 12/01/2010	$37,350,000	$40,805,248
7.21%, 06/15/2017	10,400,742	11,223,545
7.65%, 05/01/2025	2,530,829	2,800,692
FNMA:
4.12%, 06/01/2013	9,216,178	8,872,005
4.32%, 12/01/2009	4,770,000	4,733,729
4.78%, 11/01/2012	14,053,418	14,101,375
5.39%, 09/01/2014	20,843,079	21,715,170
5.57%, 01/01/2006	2,919,176	2,915,750
5.61%, 12/01/2011	5,443,882	5,685,187
5.67%, 09/01/2006	3,805,879	3,826,761
5.76%, 07/01/2006	3,193,298	3,205,743
5.81%, 01/01/2009	9,640,463	9,946,550
5.86%, 04/01/2009	106,921	110,489
5.95%, 03/01/2012	6,860,251	7,277,587
5.96%, 12/01/2008	3,535,948	3,651,881
5.98%, 12/01/2008	3,689,882	3,811,521
6.03%, 06/01/2008	9,664,528	9,940,127
6.05%, 03/01/2012	5,535,131	5,891,906
6.06%, 07/01/2012	16,405,773	17,490,963
6.08%, 12/01/2011	12,271,243	13,079,786
6.10%, 08/01/2008	2,555,522	2,638,106
6.12%, 04/01/2009	7,273,415	7,572,607
6.125%, 05/01/2009	4,158,468	4,334,607
6.13%, 04/01/2009	35,543	36,998
6.14%, 04/01/2009	3,616,006	3,766,848
6.15%, 08/01/2008	7,803,809	8,071,033
6.17%, 04/01/2009	172,536	179,732
6.19%, 02/01/2006	3,034,404	3,032,870
6.20%, 09/01/2008	911,605	944,859
6.22%, 08/01/2012	7,792,493	8,426,569
6.23%, 04/01/2011	95,190	101,484
6.25%, 02/01/2011	24,135,000	25,917,673
6.26%, 06/01/2009	5,398,154	5,665,359
6.29%, 04/01/2008	2,746,127	2,836,891
6.31%, 03/01/2008	1,901,523	1,962,882
6.37%, 08/01/2011	4,210,212	4,526,913
6.375%, 01/01/2009	6,732,216	7,037,600
6.42%, 11/01/2008 - 02/01/2011	7,347,517	7,675,216
6.46%, 04/01/2006	595,515	597,480
6.54%, 12/01/2007	58,717	60,618
6.61%, 02/01/2007 - 06/01/2009	14,029,016	14,555,705
6.65%, 12/01/2007	9,352,355	9,673,878
6.81%, 12/01/2006	103,205	105,153
6.84%, 03/01/2007	6,877,305	7,055,576
6.87%, 05/01/2006	1,309,964	1,318,132
6.95%, 08/01/2009	136,384	144,987
7.01%, 12/01/2010	15,298,226	16,734,512
7.02%, 07/01/2009	56,510	60,117
7.09%, 10/01/2007	4,539,443	4,709,074
7.12%, 11/01/2006 - 09/01/2010	13,686,318	14,618,674
7.13%, 11/01/2006	4,011,133	4,109,727
7.20%, 12/01/2006	1,425,982	1,456,686
7.29%, 12/01/2010	41,282,113	45,762,546
7.41%, 10/01/2009	4,131,726	4,462,269
[1]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
FNMA:
7.42%, 10/01/2009	$3,281,722	$3,545,577
7.74%, 06/01/2007	5,084,721	5,280,769

Total Agency Commercial Mortgage-Backed Securities (cost $431,135,464)		420,065,742

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.4%
FIXED-RATE 11.4%
FHLMC:
Ser. 2279, Class PK, 6.50%, 01/15/2031	15,000,000	15,661,323
Ser. 2447, Class CA, 5.50%, 05/15/2009	59,196	59,305
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,222,848
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,040,778
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	34,616,841
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,577,441
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,163,111
Ser. 2840, Class NC, 5.50%, 03/15/2028	14,515,000	14,726,771
Ser. 2858, Class JL, 5.50%, 12/15/2027	25,701,000	26,070,406
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	24,850,002
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,321,000	17,488,518
Ser. 2912, Class EC, 5.50%, 02/15/2030	34,404,000	35,010,408
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	10,101,449
Ser. 2957, Class KP, 5.50%, 07/15/2028	58,214,000	59,021,003
Ser. 2958, Class MC, 5.50%, 11/15/2028	27,000,000	27,375,038
Ser. 2961, Class PU, 5.50%, 07/15/2028	23,367,000	23,691,152
Ser. 2962, Class XB, 5.50%, 05/15/2029	42,964,000	43,556,598
Ser. 2964, Class NB, 5.50%, 09/15/2027	25,130,910	25,480,406
Ser. 2970, Class WD, 5.50%, 01/15/2029	24,082,000	24,416,807
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,642,652
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	34,418,004
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	31,914,645	31,550,844

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $516,195,206)		511,741,705

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.9%
FIXED-RATE 6.9%
FHLMC:
4.50%, 05/01/2034 - 04/01/2035	32,718,109	31,362,937
6.00%, 04/01/2017	94,927	98,048
6.50%, 09/01/2019 - 10/01/2032	18,926,119	19,643,294
7.00%, 02/01/2015 - 12/01/2031	501,093	525,515
FNMA:
4.50%, 03/01/2020	10,799,366	10,629,662
4.84%, 06/01/2035	47,679,851	47,802,620
4.90%, 07/01/2035 	40,006,345	39,934,334
5.00%, 12/01/2017 - 06/01/2020	17,132,481	17,187,201
5.00%, TBA #	41,920,000	42,024,800
5.50%, 05/01/2029 - 06/01/2035	74,577,618	75,025,806
6.00%, 12/01/2008 - 12/01/2012	519,634	534,478
6.50%, 06/01/2009 - 08/01/2032	901,311	938,341
7.00%, 08/01/2028 - 06/01/2032	272,926	287,511
7.50%, 02/01/2012 - 12/01/2030	10,090,563	10,755,045
GNMA:
3.50%, 07/20/2031	3,833,627	3,861,853
3.75%, 07/20/2024	7,053,768	7,138,960
7.00%, 11/15/2029	409,753	433,152
7.75%, 07/15/2020 - 08/15/2021	967,015	1,032,291
8.00%, 02/15/2030	32,733	35,298
[2]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
8.25%, 07/15/2008 - 05/15/2020	$708,168	$769,753
8.30%, 06/15/2019	74,822	81,561
11.50%, 05/15/2013 - 06/15/2013	13,161	14,685

Total Agency Mortgage-Backed Pass Through Securities (cost $310,990,596)		310,117,145

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
FHLMC, Ser. T-60, Class 1A4C, 5.40%, 03/25/2044	11,258,872	11,240,184
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	12,829	12,867
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	24,057,544	23,964,509
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	25,705,000	24,642,597
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	40,305
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	30,705,189

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $92,484,380)		90,605,651

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.6%
FHLMC:
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	14,111,992	14,541,834
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	16,372,235	17,236,885
FNMA:
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	10,231,336	10,787,665
Ser. 2002-90, Class A1, 6.50%, 06/25/2042	10,275,156	10,624,746
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	29,918	31,288
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	19,141,035	19,530,952
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	14,538,408	15,211,109
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	8,212,248	8,623,335
Ser. 2004-W12, Class 1A3, 7.00%, 07/25/2044	20,058,396	20,973,354
Ser. 2005-W1, Class 1A1, 6.00%, 10/25/2044	43,166,241	44,199,813

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $164,474,319)		161,760,981

ASSET-BACKED SECURITIES 5.2%
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	12,250,000	12,459,751
Asset-Backed Funding Cert., Ser. 2005-AQ1, Class A1B, 4.25%, 06/25/2035	27,384,882	27,352,516
GSAMP Trust, Ser. 2005-HE1, Class A2D, FRN, 3.73%, 12/25/2034	24,693,020	24,753,674
Long Beach Mtge. Loan Trust, Ser. 2004-6, Class 2A1, FRN, 3.36%, 11/25/2034	22,764,079	22,801,997
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	6,917,134
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,668,203
Ser. 2003-RZ5, Class A3, 3.80%, 07/25/2030	23,000,000	22,907,073
Ser. 2004-KS2, Class AI3, 3.02%, 05/25/2029	20,900,000	20,571,485
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016  +	1,812	1,812
Saxon Asset Securities Trust, Ser. 2005-1, Class A1, FRN, 3.32%, 05/25/2035	22,202,293	22,225,817
Structured Asset Securities Corp., Ser. 2004-S4, Class A1, FRN, 3.26%, 12/25/2034	10,826,230	10,833,731
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,680,000	17,537,239
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	27,019,000	26,624,350

Total Asset-Backed Securities (cost $232,591,940)		232,654,782

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-3, Class A5, 5.48%, 06/10/2039	24,035,000	24,934,873
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	10,000,000	9,963,915
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	26,870,000	27,919,314
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.46%, 04/15/2040	12,485,000	12,945,761
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	10,259,696
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	30,039,311
[3]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	$28,580,000	$28,000,706
General Motors Acceptance Corp. Comml. Mtge. Securities, Inc.:
Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	5,045,000	5,550,945
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	22,215,000	22,813,057
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	12,623,223	12,130,906
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	17,385,000	17,847,836
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	28,590,000	29,838,771
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	9,160,000	9,514,356
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	7,781,316	8,116,401
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	8,342,692	8,612,054
Ser. 2000-C5, Class A1, 6.41%, 01/15/2010	13,945,694	14,422,471
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,920,824
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	24,460,718	23,824,194
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,144,689
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A2, 6.88%, 10/03/2030	26,697,889	27,056,660
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	1,641,006	1,641,945
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,909,029
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	16,181,479	15,816,213
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	31,919,052
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	16,035,159	15,592,255
Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	11,830,000	11,774,076

Total Commercial Mortgage-Backed Securities (cost $462,069,684)		457,509,310

CORPORATE BONDS 17.3%
CONSUMER DISCRETIONARY 1.4%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	23,350,000	18,058,026

Media 0.8%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,337,100
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	27,965,722

		38,302,822

Multi-line Retail 0.2%
May Department Stores Co., 6.70%, 09/15/2028	7,730,000	8,404,961

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,118,390

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,468,940

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	21,218,958

FINANCIALS 10.8%
Capital Markets 2.7%
Alliance Capital Management LP, 5.625%, 08/15/2006	23,740,000	23,905,468
Bank of New York Co., Inc., 3.75%, 02/15/2008	18,000,000	17,697,168
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,764,260
7.35%, 10/01/2009	3,115,000	3,419,846
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,137,369
[4]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	$6,265,000	$6,737,607
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	11,930,697
MTN, 4.125%, 09/10/2009	12,600,000	12,382,524
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,673,320
3.875%, 01/15/2009	23,850,000	23,313,566

		117,961,825

Commercial Banks 1.6%
BB&T Corp., 7.25%, 06/15/2007	2,000,000	2,098,718
National City Corp., 4.50%, 03/15/2010	20,000,000	19,870,500
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,950,693
7.50%, 11/01/2009	11,390,000	12,577,749
SunTrust Banks, Inc., 4.25%, 10/15/2009	27,575,000	27,062,767

		72,560,427

Consumer Finance 3.1%
American General Finance Corp., 4.50%, 11/15/2007	18,525,000	18,485,986
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,443,225
Ford Motor Credit Co., 6.875%, 02/01/2006	2,500,000	2,525,110
General Electric Capital Corp.:
6.80%, 11/01/2005	2,000,000	2,014,834
MTN, 6.125%, 02/22/2011	7,350,000	7,843,648
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,661,945
4.75%, 05/15/2009	12,600,000	12,627,783
6.50%, 11/15/2008	11,880,000	12,556,911
6.75%, 05/15/2011	8,550,000	9,348,476
Sprint Capital Corp., 6.875%, 11/15/2028	31,600,000	35,822,455

		140,330,373

Insurance 0.2%
Berkshire Hathaway, Inc., 4.75%, 05/15/2012 144A	10,000,000	9,942,780

Real Estate 2.2%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	15,000,000	15,009,330
BRE Properties, Inc., REIT, 4.875%, 05/15/2010	17,000,000	16,795,354
Duke Realty Corp., REIT:
3.35%, 01/15/2008	12,000,000	11,587,116
3.50%, 11/01/2007	19,800,000	19,298,506
7.05%, 03/01/2006	3,600,000	3,634,657
7.75%, 11/15/2009	7,510,000	8,303,108
EOP Operating LP:
6.75%, 02/15/2008	9,000,000	9,399,951
6.80%, 01/15/2009	9,075,000	9,608,973
7.00%, 07/15/2011	1,000,000	1,099,506
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	2,350,000	2,365,501

		97,102,002

Thrifts & Mortgage Finance 1.0%
Washington Mutual, Inc.:
4.20%, 01/15/2010	13,500,000	13,216,136
5.00%, 03/22/2012	14,000,000	14,016,408
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	17,907,462

		45,140,006

[5]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Merck & Co., Inc., 4.75%, 03/01/2015	$25,000,000	$24,650,375

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
Federal Express Corp., 6.72%, 01/15/2022	7,904,063	8,697,196

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,631,880
7.125%, 12/15/2010	6,870,000	7,630,111

		18,261,991

MATERIALS 0.3%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	1,164,000	1,193,741

Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,401,340

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,940

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.2%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	4,103,670
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	20,570,510
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,650,622
Verizon Communications, Inc.:
5.875%, 01/17/2012	9,050,000	9,436,987
6.75%, 12/01/2005	3,000,000	3,026,895

		52,788,684

Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	20,696,235

UTILITIES 1.2%
Electric Utilities 0.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,196,799
PG&E Corp., 6.05%, 03/01/2034	17,650,000	18,988,876

		36,185,675

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	18,440,876

Total Corporate Bonds (cost $747,562,798)		774,951,563

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLB, 7.03%, 07/14/2009	2,000,000	2,191,660
FHLMC:
5.125%, 07/15/2012	2,500,000	2,599,415
6.25%, 03/05/2012	1,400,000	1,442,795
FNMA, 6.375%, 06/15/2009	4,500,000	4,821,615

Total U.S. Government & Agency Obligations (cost $11,080,190)		11,055,485

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Bonds:
5.375%, 02/15/2031	1,000,000	1,136,641
6.00%, 02/15/2026	277,335,000	330,332,054
[6]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
2.25%, 02/15/2007	$98,285,000	$95,820,209
2.625%, 11/15/2006 - 05/15/2008	2,500,000	2,428,048
3.125%, 10/15/2008	4,300,000	4,178,392
3.375%, 11/15/2008	106,865,000	104,552,441
4.00%, 11/15/2012	32,100,000	31,747,670
4.25%, 11/15/2013 - 08/15/2014	4,930,000	4,927,046
4.875%, 02/15/2012	1,300,000	1,352,610
5.50%, 05/15/2009	2,500,000	2,623,243
TIPS, 3.375%, 01/15/2007	57,405,440	58,963,941

Total U.S. Treasury Obligations (cost $621,125,632)		638,062,295

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.8%
FIXED-RATE 8.8%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.81%, 05/25/2035	22,000,000	21,766,314
Ser. 2005-E, Class 2A6, 4.73%, 02/25/2035	18,516,000	18,270,578
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	14,127,000	13,844,654
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	758,186	761,601
Countrywide Home Loans, Inc.:
Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	725,422	718,119
Ser. 2005-HYB3, Class 2A6B, 4.67%, 04/20/2035	30,592,000	30,021,426
GSR Mtge. Loan Trust:
Ser. 2004-12, Class 3A6, 4.50%, 12/25/2034	32,000,000	30,963,814
Ser. 2005-AR4, Class 3A5, 4.81%, 05/25/2034 	33,168,000	32,886,072
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A6, 3.79%, 11/21/2034	38,440,000	37,154,951
Residential Funding Mtge. Securities, Inc., Ser. 2005-S5, Class AP, 4.98%, 07/25/2035 	35,000,000	34,877,500
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	43,300,000	42,488,965
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	38,700,000	38,081,752
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	40,411,949
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035	20,530,000	20,159,809
Ser. 2005-AR12, Class 2A5, 4.32%, 07/25/2035 	31,615,000	30,957,408

		393,364,912

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 3.46%, 07/25/2034	1,743,003	1,744,981

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $399,996,946)		395,109,893

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.4%
FIXED-RATE 3.6%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.51%, 02/25/2035	26,826,817	26,508,423
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	35,577,322	35,609,420
Washington Mutual, Inc., Ser. 2005-AR10, Class 1A4, 4.85%, 09/25/2035 	46,325,000	46,070,213
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.57%, 02/25/2035 	51,994,092	51,432,556

		159,620,612

FLOATING-RATE 1.8%
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 3.52%, 09/25/2034	16,030,114	16,040,758
Ser. 2004-AR8, Class 2A2A, 3.49%, 11/25/2034 	26,668,740	26,685,409
Ser. 2004-AR14, Class 2A1A, 3.45%, 01/25/2035	39,797,437	39,787,703

		82,513,870

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $243,558,184)		242,134,482

YANKEE OBLIGATIONS-CORPORATE 0.8%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	25,307,750

[7]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	$7,380,000	$8,308,168

Total Yankee Obligations-Corporate (cost $30,684,685)		33,615,918

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006	1,000,000	1,006,233
Italy, 2.50%, 03/31/2006	1,000,000	990,054

Total Yankee Obligations-Government (cost $1,996,790)		1,996,287

	Shares	Value

MUTUAL FUND SHARES 0.2%
Blackrock North American Government Income Trust	414,488	4,600,817
MFS Government Markets Income Trust	844,700	5,600,361

Total Mutual Fund Shares (cost $8,903,527)		10,201,178

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø ## (cost $183,974,944)	183,974,944	183,974,944

Total Investments (cost $4,458,825,285) 99.9%		4,475,557,361
Other Assets and Liabilities 0.1%		4,996,751

Net Assets 100.0%		$4,480,554,112

+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,465,125,924. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,361,117 and $47,929,680, respectively, with a net unrealized appreciation of $10,431,437.

[8]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 54.9%
CONSUMER DISCRETIONARY 2.7%
Auto Components 0.3%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	1,724,000	$2,443,041

Automobiles 0.5%
Renault SA, 6.125%, 06/26/2009 EUR	3,500,000	4,743,416

Hotels, Restaurants & Leisure 0.6%
McDonald's Corp., 5.625%, 10/07/2009 EUR	500,000	673,233
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,690,000	4,920,779

		5,594,012

Internet & Catalog Retail 0.4%
Great University Stores, 5.625%, 12/12/2013 GBP	2,000,000	3,602,404

Media 0.5%
WPP Group plc, 6.00%, 06/18/2008 EUR	3,000,000	3,960,778

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	1,987,997

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	1,992,400

CONSUMER STAPLES 2.7%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	1,125,000	2,166,746

Food & Staples Retailing 0.8%
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,066,020
Tesco plc, 4.75%, 04/13/2010 EUR	4,000,000	5,243,669

		7,309,689

Food Products 0.6%
Cadbury Schweppes plc:
4.25%, 06/30/2009 EUR	2,000,000	2,538,848
FRN, 2.40%, 06/29/2007 EUR	2,390,000	2,906,918

		5,445,766

Tobacco 1.1%
British American Tobacco plc:
4.375%, 06/15/2011 EUR	1,000,000	1,269,485
4.875%, 02/25/2009 EUR	3,700,000	4,770,938
5.125%, 07/09/2013 EUR	500,000	657,905
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	794,079
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,000,000	1,848,253

		9,340,660

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	4,150,000	5,719,749

FINANCIALS 43.3%
Capital Markets 3.9%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	15,460,000	12,635,364
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	4,000,000	5,132,536
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	655,155
5.125%, 09/24/2010 GBP	2,500,000	4,461,451
FRN:
2.38%, 02/09/2006 EUR	2,850,000	3,466,582
2.47%, 03/22/2011 EUR	2,500,000	3,048,747
Morgan Stanley, 5.33%, 11/14/2013 GBP	3,000,000	5,395,691

		34,795,526

[1]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 20.0%
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	5,100,000	$3,909,023
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	10,900,000	13,951,776
BOS International Australia, 3.50%, 01/22/2007 CAD	5,100,000	4,183,413
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,200,000	2,896,830
DnB NOR ASA:
FRN, 2.25%, 06/03/2009 EUR	4,500,000	5,455,588
MTN, 2.80%, 12/08/2008 CAD	7,620,000	6,245,305
Eurofima:
5.50%, 09/15/2009 AUD	8,585,000	6,506,660
MTN, 6.50%, 08/22/2011 AUD	10,000,000	7,955,094
European Investment Bank:
4.25%, 12/07/2010 GBP	6,300,000	10,986,884
FRN, 2.83%, 08/16/2013 GBP	2,350,000	4,703,146
MTN:
5.75%, 09/15/2009 AUD	7,600,000	5,830,123
6.50%, 09/10/2014 NZD	17,240,000	11,910,330
8.00%, 10/21/2013 ZAR	139,745,000	21,772,590
HBOS plc, 2.21%, 03/14/2008 EUR	3,300,000	4,009,332
Kreditanstalt Fuer Wiederaufbau:
3.50%, 04/17/2009 EUR	2,620,000	3,288,383
6.00%, 09/15/2009 AUD	2,200,000	1,696,595
MTN, 4.75%, 12/07/2010 GBP	12,237,000	21,803,473
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,032,038
Landwirtschaftliche Rentenbank:
5.75%, 06/15/2011 AUD	7,700,000	5,875,587
6.00%, 09/15/2009 AUD	9,800,000	7,556,817
Rabobank Australia, Ltd.:
5.50%, 01/05/2011 AUD	4,000,000	3,025,855
MTN, 6.25%, 11/22/2011 NZD	2,914,000	1,972,648
Rabobank Nederland:
4.25%, 01/05/2009 CAD	9,920,000	8,293,624
FRN, 2.71%, 06/18/2007 CAD	14,250,000	11,647,603
Unicredito Italiano SpA, FRN, 2.21%, 10/23/2008 EUR	1,500,000	1,819,275

		179,327,992

Consumer Finance 3.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	4,354,000	5,928,014
American Express Credit Corp., 5.625%, 08/18/2009 GBP	1,000,000	1,812,635
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	105,821
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,303,207
HSBC Finance Corp.:
5.125%, 06/24/2009 EUR	3,212,000	4,234,282
7.00%, 03/27/2012 GBP	2,440,000	4,790,415
International Lease Finance Corp.:
2.55%, 11/12/2008 EUR	3,000,000	3,652,877
4.125%, 10/09/2008 EUR	2,000,000	2,524,653
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	58,600
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	4,620,000	3,920,164
4.75%, 06/29/2009 CAD	2,300,000	1,956,847

		31,287,515

[2]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 5.5%
Cedulas TDA, 3.25%, 06/19/2010 EUR	18,100,000	$22,446,071
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,460,216
General Electric Capital Corp.:
FRN, 2.15%, 03/31/2008 EUR	1,750,000	2,123,040
MTN:
5.25%, 12/10/2013 GBP	6,040,000	10,936,097
6.625%, 02/04/2010 NZD	5,000,000	3,430,367
Nationwide Building Society, FRN, 2.25%, 11/01/2008 EUR	3,624,000	4,398,579
Network Rail Finance plc, FRN, 2.125%, 02/27/2007 EUR	2,300,000	2,792,988
Principal Financial Group, Inc., 6.25%, 01/31/2008 AUD	2,000,000	1,533,069

		49,120,427

Insurance 1.0%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	500,000	681,240
5.625%, 02/01/2012 GBP	2,000,000	3,686,546
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	6,000,000	4,577,979

		8,945,765

Thrifts & Mortgage Finance 9.4%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,838,843
Canada Mortgage & Housing Corp., Canada Housing Trust:
Ser. 5, 3.70%, 09/15/2008 CAD	18,637,000	15,419,717
Ser. 8, 4.65%, 09/15/2009 CAD	4,400,000	3,761,657
Nykredit, 6.00%, 10/01/2029 DKK	1	0
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	386,460,586	63,541,017

		84,561,234

INDUSTRIALS 1.0%
Building Products 0.2%
Saint Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	1,972,928

Commercial Services & Supplies 0.3%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	3,087,980

Electrical Equipment 0.5%
Fimep SA, 11.00%, 02/15/2013 EUR	2,840,000	4,147,679

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,270,083

MATERIALS 0.5%
Containers & Packaging 0.5%
Crown European Holdings SA, 10.25%, 03/01/2011 EUR	3,000,000	4,144,768
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	500,000	627,857

		4,772,625

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG, 7.125%, 07/11/2011 EUR	2,000,000	2,872,007
France Telecom:
4.625%, 01/23/2012 EUR	3,000,000	3,926,018
7.00%, 03/14/2008 EUR	190,000	254,110
7.75%, 03/14/2011 GBP	2,000,000	3,980,040
FRN, 2.38%, 01/23/2007 EUR	2,018,000	2,453,981
Telecom Italia SpA, FRN, 2.46%, 10/29/2007 EUR	2,200,000	2,671,385

		16,157,541

[3]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 1.9%
Electric Utilities 0.7%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,260,000	$3,129,520
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	669,563
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,573,183
5.375%, 02/21/2013 EUR	46,000	63,210

		6,435,476

Gas Utilities 0.9%
Centrica, 5.875%, 11/02/2012 GBP	2,000,000	3,695,274
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,577,241

		8,272,515

Water Utilities 0.3%
Vivendi Environment:
5.875%, 06/27/2008 EUR	500,000	660,372
5.875%, 02/01/2012 EUR	1,000,000	1,399,606

		2,059,978

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $490,566,641)		492,521,922

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 36.7%
Australia, 4.96%, 08/20/2020 AUD	22,566,000	24,739,247
Colombia, 11.375%, 01/31/2008 EUR	500,000	715,454
France, 1.63%, 07/25/2015 EUR	25,500,000	32,082,593
Hong Kong, 4.76%, 06/18/2007 HKD	179,600,000	23,705,814
Hungary, 9.25%, 10/12/2007 HUF	4,400,000,000	23,077,865
Mexico:
7.375%, 03/13/2008 EUR	500,000	678,116
8.00%, 12/19/2013 MXN	292,360,000	25,471,645
New Zealand, 6.50%, 04/15/2013 NZD	17,370,000	12,474,500
Norway, 6.00%, 05/16/2011 NOK	230,367,000	40,659,896
Ontario Province:
4.00%, 01/22/2009 CAD	4,000,000	3,328,021
4.50%, 04/17/2008 CAD	9,950,000	8,369,125
6.25%, 06/16/2015 NZD	7,890,000	5,345,403
6.50%, 12/01/2005 CAD	252,000	208,347
Poland, 8.50%, 05/12/2006 PLN	79,846,000	24,524,603
Quebec Province:
4.25%, 07/09/2010 CAD	1,900,000	1,587,720
5.625%, 06/21/2011 EUR	4,620,000	6,412,930
South Africa, 7.00%, 04/10/2008 EUR	1,383,000	1,861,658
Sweden:
3.83%, 12/01/2015 SEK	180,665,000	30,543,839
5.25%, 03/15/2011 SEK	198,110,000	28,899,894
5.50%, 10/08/2012 SEK	76,080,000	11,489,206
Turkey, 9.875%, 01/24/2008 EUR	500,000	697,376
Ukraine, 10.00%, 03/15/2007 EUR	224,010	288,984
United Kingdom:
6.00%, 05/20/2009 GBP	963,000	4,199,830
6.41%, 08/23/2011 GBP	3,875,000	18,075,341

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $330,732,211)		329,437,407

[4]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 0.2%
FINANCIALS 0.1%
Commercial Banks 0.1%
UBS Luxembourg SA, 4.92%, 10/24/2006	$700,000	$712,320

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	545,675

Total Yankee Obligations-Corporate (cost $1,194,882)		1,257,995

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	500,000	597,875
Malaysia, 7.50%, 07/15/2011	500,000	570,637

Total Yankee Obligations-Government (cost $1,021,883)		1,168,512

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Money Market Fund ø (cost $16,257,440)	16,257,440	16,257,440

Total Investments (cost $839,773,057) 93.7%		840,643,276
Other Assets and Liabilities 6.3%		56,062,617

Net Assets 100.0%		$896,705,893

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

United States	8.6%	Hungary	2.8%
Sweden	8.6%	Hong Kong	2.9%
France	8.4%	New Zealand	1.5%
United Kingdom	7.9%	Cayman Islands	1.1%
Denmark	7.6%	Switzerland	1.0%
Germany	7.4%	Italy	0.5%
Luxembourg	6.7%	Portugal	0.4%
Norway	6.4%	South Africa	0.2%
Canada	6.3%	Venezuela	0.2%
Australia	6.2%	Colombia	0.1%
Spain	4.4%	Turkey	0.1%
Netherlands	4.3%	Egypt	0.1%
Mexico	3.2%	Malaysia	0.1%
Poland	3.0%
			100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $839,790,513. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,377,833 and $16,525,070, respectively, with a net unrealized appreciation of $852,763.

[5]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)

At July 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2005	In Exchange for U.S. $	Unrealized Gains (Loss)

10/11/2005	108,300,000 AUD	$80,109,510	$81,831,202	$(1,721,692)
10/05/2005	53,393,000 NZD	36,242,634	36,239,069	3,565

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2005	In Exchange for JPY	U.S. Value at July 31, 2005	Unrealized Loss

9/13/2005	9,800,000 EUR	$11,911,811	1,280,517,000	$11,454,467	$ (457,344)
9/13/2005	126,841,648 EUR	154,174,865	16,781,150,000	150,110,569	(4,064,296)
10/07/2005	115,294,562 EUR	140,289,319	15,265,000,000	136,886,023	(3,403,296)
[12]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 90.8%
CONSUMER DISCRETIONARY 29.0%
Auto Components 0.9%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$5,060,000	$4,832,300

Diversified Consumer Services 1.4%
Alderwoods Group, Inc., 7.75%, 09/15/2012	3,020,000	3,208,750
Service Corporation International, 7.00%, 06/15/2017 144A	4,250,000	4,382,813

		7,591,563

Hotels, Restaurants & Leisure 9.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,350,000	5,818,125
Chumash Casino & Resort Enterprise, 9.26%, 07/15/2010 144A	5,000,000	5,412,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,250,000	5,315,625
John Q. Hammons Hotels, LP, Ser. B, 8.875%, 05/15/2012	5,000,000	5,506,250
Las Vegas Sands Corp., 6.375%, 02/15/2015	5,120,000	5,043,200
MGM MIRAGE, Inc., 5.875%, 02/27/2014	5,500,000	5,383,125
Seneca Gaming Corp., 7.25%, 05/01/2012	4,365,000	4,550,512
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	5,000,000	5,225,000
Station Casinos, Inc., 6.50%, 02/01/2014	4,675,000	4,815,250
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,731,875

		50,801,462

Household Durables 4.4%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	5,000,000	5,125,000
M/I Homes, Inc., 6.875%, 04/01/2012 144A	6,000,000	5,820,000
Meritage Homes Corp., 6.25%, 03/15/2015	2,150,000	2,085,500
Technical Olympic USA, Inc., 7.50%, 01/15/2015	5,550,000	5,133,750
WCI Communities, Inc., 9.125%, 05/01/2012	4,595,000	4,882,187

		23,046,437

Media 6.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	4,000,000	4,050,000
Dex Media West, LLC, 5.875%, 11/15/2011	3,925,000	3,905,375
Emmis Communications Corp., 6.875%, 05/15/2012	1,750,000	1,758,750
LIN TV Corp., 6.50%, 05/15/2013	5,750,000	5,577,500
Mediacom Communications Corp., 9.50%, 01/15/2013	6,050,000	6,216,375
MediaNews Group, Inc., 6.375%, 04/01/2014	6,250,000	6,125,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,550,000	5,300,750

		32,933,750

Multi-line Retail 0.9%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,675,000	4,978,875

Specialty Retail 3.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,100,000	3,363,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	5,975,000	6,139,312
Payless ShoeSource, Inc., 8.25%, 08/01/2013	5,730,000	6,080,963
United Auto Group, Inc., 9.625%, 03/15/2012	4,000,000	4,330,000

		19,913,775

Textiles, Apparel & Luxury Goods 1.7%
Oxford Industries, Inc., 8.875%, 06/01/2011	3,875,000	4,175,313
Warnaco Group, Inc., 8.875%, 06/15/2013	4,345,000	4,801,225

		8,976,538

CONSUMER STAPLES 7.3%
Food & Staples Retailing 3.8%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	1,000,000	1,065,000
Ingles Markets, Inc., 8.875%, 12/01/2011	5,085,000	5,402,812
NeighborCare, Inc., 6.875%, 11/15/2013	2,635,000	2,885,325
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,652,744
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	5,000,000	5,325,000

		20,330,881

[1]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 2.7%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$5,000,000	$5,175,000
Dean Foods Co., 6.625%, 05/15/2009	4,100,000	4,325,500
Del Monte Foods Co., 8.625%, 12/15/2012	4,248,000	4,694,040

		14,194,540

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	4,000,000	4,030,000

ENERGY 11.2%
Energy Equipment & Services 3.6%
Dresser, Inc., 9.375%, 04/15/2011	4,500,000	4,747,500
Hanover Compressor Co., 9.00%, 06/01/2014	170,000	186,150
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	6,000,000	6,105,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	5,750,000	5,606,250
Parker Drilling Co., 9.625%, 10/01/2013	1,959,000	2,233,260

		18,878,160

Oil, Gas & Consumable Fuels 7.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,455,000	4,644,337
Exco Resources, Inc., 7.25%, 01/15/2011	5,645,000	5,800,237
Ferrellgas Partners LP, 6.75%, 05/01/2014	5,660,000	5,617,550
Forest Oil Corp., 7.75%, 05/01/2014	5,000,000	5,375,000
Frontier Oil Corp., 6.625%, 10/01/2011	5,425,000	5,669,125
Peabody Energy Corp., 6.875%, 03/15/2013	3,120,000	3,322,800
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,155,000	4,560,113
Williams Cos., 7.125%, 09/01/2011	4,550,000	4,982,250

		39,971,412

FINANCIALS 6.7%
Consumer Finance 1.0%
General Motors Acceptance Corp., 5.625%, 05/15/2009	5,250,000	5,037,926

Diversified Financial Services 0.5%
Arch Western Finance, LLC, 6.75%, 07/01/2013	2,546,000	2,628,745

Insurance 0.9%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,250,000	4,696,250

Real Estate 4.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	3,299,000	3,686,633
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	4,950,000	5,191,312
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	4,950,000	5,148,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	2,205,000	2,249,100
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	5,000,000	5,125,000
Ventas, Inc., REIT, 7.125%, 06/01/2015 144A	1,425,000	1,514,063

		22,914,108

HEALTH CARE 4.4%
Health Care Providers & Services 4.0%
Coventry Health Care, Inc., 6.125%, 01/15/2015	850,000	871,250
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,225,000	5,225,000
HCA, Inc., 6.375%, 01/15/2015	5,000,000	5,142,620
Omnicare, Inc., 6.125%, 06/01/2013	4,500,000	4,443,750
Triad Hospitals, Inc., 7.00%, 11/15/2013	5,000,000	5,175,000

		20,857,620

Pharmaceuticals 0.4%
Mylan Laboratories, Inc., 6.375%, 08/15/2015 144A	2,375,000	2,392,813

[2]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 9.9%
Aerospace & Defense 1.4%
Aviall, Inc., 7.625%, 07/01/2011	$5,500,000	$5,830,000
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,574,563

		7,404,563

Commercial Services & Supplies 5.0%
Adesa, Inc., 7.625%, 06/15/2012	4,990,000	5,114,750
Allied Waste North America, Inc., 6.375%, 04/15/2011	5,170,000	5,085,987
Corrections Corp. of America, 6.25%, 03/15/2013	4,975,000	4,975,000
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,636,600
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	3,928,750
NationsRent Companies, Inc., 9.50%, 10/15/2010	5,000,000	5,525,000

		26,266,087

Machinery 3.3%
Case New Holland, Inc., 9.25%, 08/01/2011	5,500,000	5,981,250
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	994,050
Navistar International Corp., 6.25%, 03/01/2012 144A	5,475,000	5,420,250
Terex Corp., 7.375%, 01/15/2014	4,655,000	4,911,025

		17,306,575

Road & Rail 0.2%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	1,000,000	1,027,500

INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
Unisys Corp., 6.875%, 03/15/2010	4,925,000	4,900,375

MATERIALS 14.8%
Chemicals 5.4%
Equistar Chemicals, LP, 10.625%, 05/01/2011	4,250,000	4,760,000
Huntsman Advanced Materials, LLC:
11.00%, 07/15/2010	4,050,000	4,627,125
11.625%, 10/15/2010	2,795,000	3,298,100
Lyondell Chemical Co., 10.50%, 06/01/2013	5,000,000	5,800,000
Millenium America, Inc., 9.25%, 06/15/2008	4,500,000	4,927,500
Scotts Co., 6.625%, 11/15/2013	5,000,000	5,175,000

		28,587,725

Containers & Packaging 1.6%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	2,750,000	2,660,625
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	4,925,000	5,029,656
Plastipak Holdings, Inc., 10.75%, 09/01/2011	580,000	640,900

		8,331,181

Metals & Mining 4.5%
Alaska Steel Corp., 7.75%, 06/15/2012	5,425,000	5,072,375
Century Aluminum Co., 7.50%, 08/15/2014	6,000,000	6,180,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	4,261,000	4,527,313
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,125,000	3,406,250
United States Steel Corp., 10.75%, 08/01/2008	4,250,000	4,797,187

		23,983,125

Paper & Forest Products 3.3%
Boise Cascade, LLC, Ser. B, 7.125%, 10/15/2014	5,000,000	4,937,500
Bowater, Inc., 6.50%, 06/15/2013	2,525,000	2,506,063
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,187,500
Georgia Pacific Corp., 8.125%, 05/15/2011	4,000,000	4,510,000

		17,141,063

[3]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 2.9%
Citizens Communications Co., 6.25%, 01/15/2013	$5,000,000	$4,887,500
Insight Midwest LP, 10.50%, 11/01/2010	4,750,000	5,058,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,000,000	5,237,500

		15,183,750

Wireless Telecommunication Services 1.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	4,825,000	5,011,969
Rural Cellular Corp., 8.25%, 03/15/2012	600,000	639,750

		5,651,719

UTILITIES 2.6%
Electric Utilities 1.0%
Reliant Energy, Inc., 6.75%, 12/15/2014	5,175,000	5,123,250

Independent Power Producers & Energy Traders 1.6%
NRG Energy, Inc., 8.00%, 12/15/2013	1,682,000	1,808,150
Tenaska, Inc., 7.00%, 06/30/2021 144A	1,500,000	1,563,750
Texas Genco, Inc., 6.875%, 12/15/2014 144A	5,000,000	5,275,000

		8,646,900

Total Corporate Bonds (cost $468,766,551)		478,560,968

YANKEE OBLIGATIONS - CORPORATE 7.3%
CONSUMER DISCRETIONARY 1.9%
Hotels, Restaurants & Leisure 1.0%
Intrawest Corp., 7.50%, 10/15/2013	5,000,000	5,175,000

Media 0.9%
Rogers Cable, Inc., 5.50%, 03/15/2014	5,000,000	4,800,000

CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.9%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	5,000,000	4,981,250

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011	2,930,000	3,032,550

MATERIALS 2.8%
Containers & Packaging 1.0%
Norampac, Inc., 6.75%, 06/01/2013	5,000,000	5,125,000

Metals & Mining 1.1%
Novelis, Inc., 7.25%, 02/15/2015 144A	5,840,000	6,000,600

Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	3,715,000	3,547,825

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,450,000	5,559,000

Total Yankee Obligations - Corporate (cost $38,470,169)		38,221,225

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund ø (cost $3,849,733)	3,849,733	3,849,733

Total Investments (cost $511,086,453) 98.8%		520,631,926
Other Assets and Liabilities 1.2%		6,418,290

Net Assets 100.0%		$527,050,216

[4]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $511,137,676. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,286,947 and $4,792,697, respectively, with a net unrealized appreciation of $9,494,250.

[5]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
FIXED-RATE 9.1%
FNMA:
6.20%, 01/01/2011	$137,929	$146,555
7.29%, 12/01/2010	372,986	413,466
7.53%, 05/01/2007	389,873	403,553

Total Agency Commercial Mortgage-Backed Securities (cost $1,011,343)		963,574

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 19.8%
FIXED-RATE 19.8%
FHLMC:
Ser. 2709, Class PC, 5.00%, 09/15/2018	175,000	177,160
Ser. 2750, Class DB, 4.50%, 05/15/2015	150,000	149,733
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	189,763
Ser. 2808, Class PE, 5.50%, 01/15/2029	160,000	162,610
Ser. 2827, Class TD, 5.00%, 02/15/2030	170,000	169,909
Ser. 2876, Class PD, 5.50%, 01/15/2028	200,000	202,835
Ser. 2894, Class QC, 5.50%, 05/15/2030	180,000	182,119
Ser. 2912, Class EC, 5.50%, 02/15/2030	180,000	183,173
Ser. 2957, Class KP, 5.50%, 07/15/2028	115,000	116,594
Ser. 2962, Class XB, 5.50%, 05/15/2029	305,000	309,207
FNMA, Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	253,474

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,122,299)		2,096,577

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 3.6%
FIXED-RATE 3.6%
FHLMC, 4.50%, 05/01/2034	191,871	183,956
FNMA, 7.50%, 11/01/2029	88,653	94,602
GNMA, 3.50%, 08/20/2029	98,418	99,252

Total Agency Mortgage-Backed Pass Through Securities (cost $377,143)		377,810

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.0%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	170,000	169,343
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	190,000	191,222
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	169,621

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $544,005)		530,186

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FNMA, Ser. 2002-T4, Class A2, 7.00%, 12/25/2041 (cost $70,161)	65,534	68,536

ASSET-BACKED SECURITIES 4.6%
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	250,000	253,375
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	238,062

Total Asset-Backed Securities (cost $504,830)		491,437

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.6%
FIXED-RATE 7.6%
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	79,346	81,908
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	205,000	199,896
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	162,822	159,722
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	200,000	197,842
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	170,000	169,196

Total Commercial Mortgage-Backed Securities (cost $813,334)		808,564

[1]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 17.0%
CONSUMER DISCRETIONARY 3.3%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	$50,000	$38,668

Media 1.9%
Comcast Corp., 6.20%, 11/15/2008	100,000	104,680
Time Warner, Inc., 7.625%, 04/15/2031	75,000	92,704

		197,384

Multi-line Retail 1.0%
May Department Stores Co., 7.45%, 09/15/2011	100,000	112,100

FINANCIALS 9.0%
Capital Markets 3.2%
Franklin Resources, Inc., 3.70%, 04/15/2008	100,000	97,619
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	100,000	96,216
Morgan Stanley, 3.875%, 01/15/2009	150,000	146,626

		340,461

Commercial Banks 1.6%
Bank of America Corp., 4.375%, 12/01/2010	175,000	172,798

Consumer Finance 2.1%
HSBC Finance Corp., 6.40%, 06/17/2008	100,000	104,913
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	113,362

		218,275

Insurance 0.7%
Berkshire Hathaway, Inc., 4.75%, 05/15/2012 144A	75,000	74,571

Thrifts & Mortgage Finance 1.4%
Washington Mutual, Inc., 5.00%, 03/22/2012	150,000	150,176

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
BellSouth Corp., 6.375%, 06/01/2028	75,000	81,422
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	75,000	90,752
Verizon Communications, Inc., 5.875%, 01/17/2012	100,000	104,276

		276,450

UTILITIES 2.1%
Electric Utilities 2.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	217,681

Total Corporate Bonds (cost $1,692,963)		1,798,564

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Notes:
2.25%, 02/15/2007	55,000	53,621
3.375%, 11/15/2008	660,000	645,717
4.00%, 11/15/2012	375,000	370,884
6.00%, 02/15/2026	640,000	762,300
TIPS, 3.375%, 01/15/2007	24,542	25,209

Total U.S. Treasury Obligations (cost $1,869,396)		1,857,731

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.7%
FIXED-RATE 8.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.80%, 05/25/2035	150,000	148,114
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.66%, 03/20/2010	150,000	147,392
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	160,000	155,330
Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035	150,000	147,654
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	155,000	149,068
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035	180,000	176,754

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $932,069)		924,312

[2]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.5%
FIXED-RATE 4.5%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.51%, 02/25/2035	$164,987	$163,028
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	137,862	137,987
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035 	177,518	175,601

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $481,462)		476,616

YANKEE OBLIGATIONS-CORPORATE 1.0%
MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033 (cost $101,887)	100,000	106,447

Total Investments (cost $10,520,892) 99.0%		10,500,354
Other Assets and Liabilities 1.0%		107,688

Net Assets 100.0%		$10,608,042

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TIPS	Treasury Inflation Protected Securities

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $10,534,196. The gross unrealized appreciation and depreciation on securities based on tax cost was $115,767 and $149,609, respectively, with a net unrealized depreciation of $33,842.

[3]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005